CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Net revenues	$ 462,030,656	$ 362,532,033	$ 559,511,110
Cost of revenues	(72,909,834)	(74,054,524)	(57,491,395)
Selling, general and administrative expenses	(402,257,946)	(434,275,879)	(521,797,022)
Goodwill impairment		(41,222,971)	0
Other operating income, net	2,163,443	3,071,865	4,586,746
Loss from operations	(10,973,681)	(183,949,476)	(15,190,561)
Interest income	1,085,785	1,313,512	1,312,533
Other income (loss), net	(4,219,193)	480,495	619,750
Loss on disposal of investment or subsidiaries			(185,777)
Loss before taxes and loss from equity in affiliates	(14,107,089)	(182,155,469)	(13,444,055)
Income tax benefits	1,334,340	20,328,252	2,067,739
Loss before loss from equity in affiliates	(12,772,749)	(161,827,217)	(11,376,316)
Loss from equity in affiliates, net of tax of nil	(78,634)	(216,017)	(224,752)
Net loss	(12,851,383)	(162,043,234)	(11,601,068)
Less: Net income (loss) attributable to non-controlling interest	629,144	(1,142,018)	(1,812,229)
Net loss attributable to Leju Holdings Limited shareholders	$ (13,480,527)	$ (160,901,216)	$ (9,788,839)
Loss per share:
Basic (in dollars per share)	$ (0.10)	$ (1.19)	$ (0.07)
Diluted (in dollars per share)	$ (0.10)	$ (1.19)	$ (0.07)
Shares used in computation of loss per share
Basic (in shares)	135,763,962	135,708,350	135,220,210
Diluted (in shares)	135,763,962	135,708,350	135,220,210
E-commerce
Revenues
Net revenues	$ 320,271,080	$ 234,835,770	$ 419,023,733
Online advertising
Revenues
Net revenues	138,371,646	113,235,010	117,948,842
Listing
Revenues
Net revenues	$ 3,387,930	$ 14,461,253	$ 22,538,535